Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vinci Partners Investimentos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Assessoria Financeira Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Equities Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Solues de Investimentos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners GP Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Partners USA LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci GGN Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners GP III Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
GGN GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci APM Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Asset Allocation Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	75.00%	75.00%
VICC Infra GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Capital Partners IV GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Holding Securitria Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	90.00%	85.00%
Vinci Vida e Previdência S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	90.00%	85.00%
SPS Capital Gestao De Recursos Limited A [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VICC Infra GP (Lux), S.A.R.L. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VINCI US RE Corporation [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	98.00%	98.00%
MAV Capital Gestora de Recursos SS Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
ICML Gestão de Negócios e Participações SS Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Lacan Administração de Bens e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Lacan Investimentos e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
SPS IV GP LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
MNC Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Investis Asset Management S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci CG Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Investments Brazil LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Compass Chile SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Vinci Compass Inversiones SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Chile S.A. Administradora General De Fondos [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VC Servicios Financieros SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group S.A. Asesores de Inversion [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VC Asesorias e Inversiones SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VC Distribucin Institucional SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Chile Spa [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group SA Comisionista de Bolsa [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
VC Asesores De Inversin Colombia SAS [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Investmenst De Mexico S. A. de C. V. Sociedad Operadora de Fondos de Inversion [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Investmenst Corporativo S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
CDI Sociedad Administradora de Proyectos S.A. De C.V [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
MB Property Management Mexico S de RL De C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
CDI Sociedad Desarrolladora de Proyectos S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	0.00%	100.00%
Compass Group Holding S.A.P.I de C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Servicios Operativos S de RL de C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Desarrollo Inmobiliario S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Latin America Investments LLC (Delaware) [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Capital Consultants S.A.C. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group S.A.F. S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Global Advisors S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Uruguay Investment Advisors S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Bunara S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Cipresi S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
CG Global Services S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group LLC Establecimiento Permanente en Chile [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
CG Compass (USA) LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Investments Solutions LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Group Asset Management Holdings S.L.U. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
CDI Mexican Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	0.00%	100.00%
Compass Group GP S.à r.l. (Compass GP Luxemburgo [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Inversiones La Esmeralda SpA [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass GSO COF IV Solutions GP Ltd [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass BXLS V Solutions GP [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass SP Solutions GP [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass LCP X Solutions GP [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Secondaries Solutions [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass Capital (Cayman) [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Compass BCP Asia II Solutions [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	100.00%
Verde Empreendimentos e Participações S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	50.00%	0.00%
Verde Asset Agro e Imobiliário Ltda. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	35.00%	0.00%
Verde Asset Management S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	50.00%	0.00%
Verde Serviços Internacionais S.A. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	50.00%	0.00%
VC Holding LATAM S.A.S. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%
MNVC UK Ltd. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%
AGILIZANDO TUS FINANZAS, S.A.P.I. de C.V., SOFOM, E.N.R. [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%
Vinci Lacan IV GP, LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%
VISA GP, LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%
VIR V GP, LLC [Member]
Disclosure of subsidiaries [line items]
Direct subsidiaries	100.00%	0.00%